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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       February 28

Date of reporting period:      August 31, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2007

ING Global Advantage and
Premium Opportunity Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company traded on the New York Stock Exchange under the symbol “IGA.” The primary objective of the Fund is to provide a high level of income, with a secondary objective of capital appreciation.

The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified global equity portfolio and employing an option strategy of writing index call options in respect of a significant portion of its equity portfolio.

I am pleased to report that for the six months ended August 31, 2007, the Fund continued to provide you with attractive quarterly distributions generated by its global-equity strategy, coupled with its index call writing strategy. During the period, the Fund made two quarterly distributions of $0.465 per share, for a total of $0.93 per share.

Based on net asset value (“NAV”), the Fund had a total return of 3.97% for the six-month period.(1) This NAV return reflects a decrease in its NAV from $21.19 on February 28, 2007 to $21.10 on August 31, 2007, plus the reinvestment of $0.93 per share in distributions.

Based on its share price as August 31, 2007, the Fund provided a six-month total return of 1.00%.(2) This share price return reflects a decrease in its share price from $21.11 on February 28, 2007 to $20.42 on August 31, 2007, plus the reinvestment of $0.93 per share in distributions.

For more information on the Fund’s performance, please read the Market Perspective and Portfolio Managers’ Report.

At ING Funds our mission is to set the standard in helping our clients manage their financial future. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find information on our products and services, including current market data and fund statistics on our open- and closed-end funds. You will see that we offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill a variety of investor needs.

We thank you for trusting ING Funds with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

Shaun P. Mathews
President
ING Funds
October 12, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)   Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.

(2)   Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

MARKET PERSPECTIVE:      SIX MONTHS ENDED AUGUST 31, 2007

This was a tumultuous first half of the fiscal year. Global equities, represented by the Morgan Stanley Capital International World IndexSM(1) (“MSCI World IndexSM) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) at first slipped, then put on 10% in four months, lost it all in another month, before recovering to end up 4.2% for the six months ended August 31, 2007. In currencies, the belief that European interest rates would rise relative to U.S. rates, sent the euro to multiple new high levels against the dollar and the pound to its best level against the dollar in 26 years. The yen, after being dragged down by the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies, rebounded as those trades were later unwound. For the half-year, the dollar fell 3.3%, 2.5% and 3.5% against the euro, pound and yen, respectively.

As our previous fiscal year drew to a close, hopes of an end to the slumping housing market were dashed as sub-prime mortgage defaults surged. Gloom on the housing front continued into the summer. Foreclosures in May 2007 were 90% higher than one year earlier. Housing sales were generally still receding and inventories rising to record levels. Existing home prices were reported as falling for the first time since 1991. Homebuilder confidence eroded to a 16-year low. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to step in to rescue two of its hedge funds in distress over holdings in mortgage bonds. As June ended, first quarter gross domestic product (“GDP”) growth was finalized at just 0.69% annualized, the lowest since 2003.

Yet into July 2007, most observers believed the chance that sub-prime mortgage problems could trip the economy into recession was small. Federal Reserve Board Chairman Bernanke said as much himself in early June. Other measures of activity such as employment, purchasing managers’ indices and personal spending held up well.

But from mid-July a series of shocks sent investors scurrying for cover. Mr. Bernanke himself had to acknowledge on July 18, 2007, the day that another set of woeful housing statistics was released, that the sub-prime mortgage situation had “significantly deteriorated.” Within weeks, financial institutions were reporting that the sub-prime default crisis had spread to other classes of mortgage loans and the securities derived from them. Worse, it appeared that the vast asset-backed commercial paper market was in the process of seizing up globally because lenders had lost confidence in the value of the collateral. Confirmation came on August 9, 2007, from an unlikely source, when French bank BNP Paribas announced similar problems with its own U.S. mortgage-backed structured investment vehicles. Banks were by now reluctant to lend to each other and over night inter-bank interest rates soared. This caused central banks to pour billions into the inter-bank system. But by the end of August 2007, the commercial paper market was still paralyzed and shrinking and investors had lost much of their appetite for risk.

U.S. fixed income markets saw a pronounced steepening of the yield curve during the six-month period ended August 31, 2007, with the yield on the ten-year Treasury Note falling 1 basis point (0.01%) to 4.54%, having risen in June 2007 to a five-year high of 5.25%, while the yield on the three-month Bill fell exactly 100 basis points (1.00%), 81 basis points (0.81%) of it in the last three weeks as investors fled to safety.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(2) (“S&P 500® Index”) including dividends, returned 5.7% for the half-year, finally breaching its March 2000 record in May 2007. From there the index proceeded fitfully to its best level on July 19, 2007, up 10.4% since the end of February 2007. The market was cheered by year-over-year percentage profits growth of 8.6%, less than the double-digits enjoyed for 14 consecutive quarters, but much better than had been feared, and by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. But the events described above exposed this as an illusion and on August 16, 2007, the general risk aversion that gripped investors took the index below its February 28, 2007 level. Only soothing words from Mr. Bernanke, interpreted as a September rate cut signal, allowed a partial recovery.

Internationally, the MSCI Japan® Index(3) fell 7.1% for the six-month period as the economic data deteriorated. GDP growth started off strongly but by August 2007 it was reported as barely positive. Unemployment remained at a nine-year low. But consumer prices and wages started falling again and continued to do so through the summer. Investors’ flight to safety led to the unwinding of carry trades,

MARKET PERSPECTIVE:      SIX MONTHS ENDED AUGUST 31, 2007

strengthening the yen and threatening all-important exports. The MSCI Europe ex UK®(4) Index returned 6.2% for the six months ended August 31, 2007. From mid-March, markets rallied on high consumer and business confidence, record low unemployment, benign inflation and continuing merger and acquisition activity. But nervousness in mid-July after another interest rate increase turned the downturn into a rout as the sub-prime debacle unfolded. On August 16, 2007 some European stock indices had their biggest one-day fall in four and a half years, before a final recovery in the last two weeks. A similar situation existed in the UK where a housing boom and robust service sector had raised GDP growth to 3.0%. Stocks surged into the summer, even shrugging off a July 2007 rate increase to the highest in six years. The slide into the trough on August 16, 2007 was even more violent than in continental Europe and even after a late rebound MSCI UK® Index(5) only returned 4.4% for the half-year.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(3) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(4) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(5) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
PORTFOLIO MANAGERS’ REPORT

ING Global Advantage and Premium Opportunity Fund’s (the “Fund”) primary investment objective is to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund seeks to achieve its investment objectives by:

•	investing at least 80% of its managed assets in a diversified global equity portfolio; and

•	utilizing an integrated option writing strategy.

The Fund is managed by Paul Zemsky, Omar Aguilar, Jody I. Hrazanek, Carl Ghielen, Martin Jansen, Bas Peeters and Frank van Etten, Portfolio Managers, ING Investment Management Co. — the Sub-Adviser.

Portfolio Construction: Under normal market conditions, the Fund invests in a diversified portfolio of common stocks of companies located in a number of different countries throughout the world, normally in approximately 550 common stocks, seeking to reduce the Fund’s exposure to individual stock risk. The Fund normally invests across a broad range of countries, industries and market sectors, including investments in issuers located in countries with emerging markets.

The Fund’s weighting between U.S. and international equities

Country Allocation

as of August 31, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

depends on the Sub-Adviser’s ongoing assessment of market opportunities for the Fund. Under normal market conditions, the Fund seeks to maintain a target weighting of 60% in U.S. domestic common stocks and not less than 40% in international (ex-U.S.) common stocks.

The Fund’s Integrated Option Strategy: The option strategy of the Fund is designed to generate premiums by writing (selling) index call options on selected indices in an amount equal to approximately 60% to 100% of the value of the Fund’s holdings in common stocks.

Writing index call options involves granting the buyer the right to appreciation of the value of an index above at a particular price (the “strike price”) at a particular time. If the purchaser exercises an index call option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the index and the strike price of the option.

The Fund seeks to generate income and gains from its portfolio index call option strategy and, to a lesser extent, income from dividends on the common stocks held in the Fund’s portfolio. The extent of index call option writing activity depends upon market conditions and the Sub-Adviser’s ongoing assessment of the attractiveness of writing index call options on selected indices. Index call options are primarily written in over-the-counter markets with

Top Ten Holdings

as of August 31, 2007
(as a percent of net assets)

ExxonMobil Corp.	2.4%

Bank of America Corp.	1.5%

General Electric Co.	1.5%

Procter & Gamble Co.	1.2%

Johnson & Johnson	1.2%

Chevron Corp.	1.2%

Cisco Systems, Inc.	1.0%

JPMorgan Chase & Co.	1.0%

AT&T, Inc.	1.0%

International Business Machines Corp.	0.9%

Portfolio holdings are subject to change daily.

major international banks, broker-dealers and financial institutions. The Fund may also write call options in exchange-listed option markets.

The Fund writes call options that are generally short-term (between 10 days and three months until expiration) and at- or near-the-money. The Fund typically maintains its covered call positions until expiration, but it retains the option to buy back the covered call options and sell new covered call options.

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
PORTFOLIO MANAGERS’ REPORT

The Fund may, and during the period has, hedged the vast majority of its foreign currency exposure by selling forward against the U.S. dollar various currencies in which its equity holdings are denominated, including the Australian Dollar, the Swiss Franc, the Euro, the Great British Pound Sterling and the Japanese Yen.

Performance: Based on its share price as of August 31, 2007, the Fund provided a six-month total return of 1.00%. This return reflects a decrease in its share price from $21.11 on February 28, 2007 to $20.42 on August 31, 2007, plus the reinvestment of $0.93 per share in distributions. Based on net asset value (“NAV”), the Fund had a total return of 3.97% for the six-month period. The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”), the Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”) and the Chicago Board Options Exchange (“CBOE”) BuyWrite Monthly Index returned 5.70%, 5.83% and 4.15%, respectively, for the same period. The Fund made two quarterly distributions of $0.465 per share, for a total of $0.93 per share for the six-months ended August 31, 2007. As of August 31, 2007, the Fund had 18,231,237 shares outstanding.

Market and Portfolio Review: The underlying international equity portfolio outperformed the index by a small amount. The portfolio’s regional, economic sector and industry exposures are managed within a tight band around the index. Consequently, regional and sector allocation had a neutral effect on the result. Positive results from stock selection in the materials, energy and consumer sectors offset security selection within the information technology, industrial and health care sectors.

The Fund’s domestic equity portfolio underperformed the index, mainly due to adverse selection effects in the consumer discretionary, health care and materials sectors. These results were offset partially by positive selection in the information technology and industrials sectors. Overweight positions in consumer discretionary and financial stocks detracted from value.

During the period, the option overlay strategy detracted from total return, yet reduced the volatility of returns and contributed to the Fund’s ability to pay its distributions.

The Fund wrote short maturity call options on the FTSE 100, the DJ Eurostoxx 50, the Nikkei 225 index and the S&P 500. The strike prices of the traded options mostly were close to the money for the U.S. market but generally 1.0 - 1.5% out of the money for the international markets. The expiration dates for all options averaged four to six weeks. We maintained a coverage ratio of about 60 - 65% during the period.

Index call options sold on the U.S. and international markets generally expired in the money, as the markets traded higher until the sell-off in July. Volatility moved much higher at the end of the period as turmoil emerged in the equity and credit markets.

Currency hedges detracted from performance this period as most major currencies strengthened against the U.S. dollar. The yen hedge, however, contributed slightly to performance in the first half of the period.

Outlook and Current Strategy: The recent sell-off in equities has caused an increase in volatility. While we remain fundamentally constructive on global equity markets, we believe the slowing growth outlook in the U.S. and decelerating earnings growth in the international developed markets may increase volatility in the near term. We expect volatility to remain elevated although below the recent highs. Premiums continue to be adequate given the higher implied volatilities, and we thus can lower our coverage ratio to 60%. We continue to earn an attractive level of call premium even at the lower coverage ratio.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2007 (UNAUDITED)

ASSETS:
Investments in securities at value*	$381,453,049
Short-term investments in affiliates at amortized cost	3,300,000
Short-term investments at amortized cost	352,000
Cash	1,328,246
Cash collateral for futures	154,000
Foreign currencies at value**	34,309

Receivables:
Investment securities sold	148,861
Dividends and interest	932,913
Variation margin	41,709
Unrealized appreciation on forward foreign currency contracts	975,558
Prepaid expenses	1,084

Total assets	388,721,729

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	946,889
Payable to affiliates	151,692
Payable for trustee fees	7,326
Other accrued expenses and liabilities	185,561
Options written***	2,737,098

Total liabilities	4,028,566

NET ASSETS (equivalent to $21.10 per share on 18,231,237 shares outstanding)	$384,693,163

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.01 par value (unlimited shares authorized)	$342,778,231
Accumulated distributions in excess of net investment income	(17,481,637)
Accumulated net realized gain on investments, foreign currency related transactions, futures and written options	48,488,981
Net unrealized appreciation on investments, foreign currency related transactions, futures and written options	10,907,588

NET ASSETS	$384,693,163

* Cost of investments in securities	$372,657,173
** Cost of foreign currencies	$34,498
*** Premiums received for options written	$4,931,807

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,378,180
Interest(1)	130,865

Total investment income	5,509,045

EXPENSES:
Investment management fees	1,480,116
Transfer agent fees	9,200
Administrative service fees	197,347
Shareholder reporting expense	41,041
Professional fees	53,040
Custody and accounting expense	74,240
Trustee fees	4,640
Miscellaneous expense	31,673

Total expenses	1,891,297
Net waived and reimbursed fees	(823)

Net expenses	1,890,474

Net investment income	3,618,571

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND WRITTEN OPTIONS:

Net realized gain (loss) on:
Investments	37,934,354
Foreign currency related transactions	(4,882,781)
Futures and written options	584,523

Net realized gain on investments, foreign currency related transactions, futures, and written options	33,636,096

Net change in unrealized appreciation or depreciation on:
Investments	(23,768,924)
Foreign currency related transactions	1,838,676
Futures and written options	(124,175)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and written options	(22,054,423)

Net realized and unrealized gain on investments, foreign currency related transactions, futures and written options	11,581,673

Increase in net assets resulting from operations	$15,200,244

* Foreign taxes withheld	$355,993
(1) Affiliated income	$70,648

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months
	Ended	Year Ended
	August 31,	February 28,
	2007	2007

FROM OPERATIONS:
Net investment income	$3,618,571	$4,789,600
Net realized gain on investments, foreign currency related transactions, futures and written options	33,636,096	36,310,154
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and written options	(22,054,423)	9,888,526

Net increase in net assets resulting from operations	15,200,244	50,988,280

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,848,710)	(812,038)
Net realized gains	(14,054,878)	(27,768,469)
Tax return of capital	—	(5,048,487)

Total distributions	(16,933,588)	(33,628,994)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	993,717	2,700,001

Net increase in net assets resulting from capital share transactions	993,717	2,700,001

Net increase (decrease) in net assets	(739,627)	20,059,287

NET ASSETS:
Beginning of period	385,432,790	365,373,503

End of period	$384,693,163	$385,432,790

Accumulated distribution in excess of net investment income at end of period	$(17,481,637)	$(4,166,620)

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	Year	October 31,
	Ended	Ended	2005(1) to
	August 31,	February 28,	February 28,
	2007	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$21.19	20.24	19.06 (2)

Income from investment operations:
Net investment income	$0.20	0.26	0.06 *
Net realized and unrealized gain on investments	$0.64	2.55	1.28
Total from investment operations	$0.84	2.81	1.34

Less distributions from:
Net investment income	$0.16	0.04	0.16
Net realized gains on investments	$0.77	1.54	—
Tax return of capital	$—	0.28	—
Total distributions	$0.93	1.86	0.16
Net asset value, end of period	$21.10	21.19	20.24
Market value, end of period	$20.42	21.11	18.61

Total investment return at net asset value(3)%	3.97	14.81	7.08

Total investment return at market value(4)%	1.00	24.40	(6.17)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$385	385	365

Ratios to average net assets:
Gross expenses prior to expense reimbursement(5)%	0.96	0.95	1.06
Net expenses after expense reimbursement(5)(6)%	0.96	0.95	1.00
Net investment income after expense reimbursement (5)(6)%	1.84	1.29	0.86
Portfolio turnover rate %	87	132	41

(1) Commencement of operations.

(2) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share and offering costs of $0.04 per share paid by the shareholder from the $20.00 offering price.

(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(4) Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(5) Annualized for periods less than one year.

(6) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust. The primary investment objective for the Fund is to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund seeks to achieve its investment objectives by investing in a portfolio of global common stocks and utilizing an integrated options writing strategy.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities that are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE Euronext (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued using industry models with objective inputs.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C.	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

E.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid quarterly by the Fund. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

The Fund intends to make regular quarterly distributions based on the past and projected performance of the Fund. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. The Fund’s distributions will normally reflect past and projected net investment income, and may include income from dividends and interest, capital gains and/or a return of capital. The final composition of the tax characteristics of the distributions cannot by determined with certainty until after the end of the year, and will be reported to shareholders at that time. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

F.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Securities Lending. Under an agreement with The Bank of New York Mellon Corporation (“BNY”) the Fund has the option to temporarily loan up to 30% of its managed assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Fund.

I.	Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

J.	Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays the Investment Adviser for its services under the investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 0.75% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2007, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with ING IM. Subject to policies as the Board or the Investment Adviser might determine, ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

Effective November 1, 2006, certain ING funds sub-advised by ING Investment Management Co. (“ING IM”) are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Fund will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Fund. For the six months ended August 31, 2007, the Fund waived $823 of such management fees. These fees are not subject to recoupment.

ING Funds Services, LLC, a Delaware limited liability company, (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed assets. The Investment Adviser, ING IM, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, leverage expenses, and extraordinary expenses to 1.00% of average net assets. The Investment Adviser may at a later date recoup from the Fund fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Fund provides written notice of the termination within 90 days of the end of the then current term or upon written termination of the Management Agreement.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

As of August 31, 2007, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Investment	Accrued
Management	Administrative
Fees	Fees	Total

$119,741	$31,951	$151,692

The Fund has adopted a Retirement Policy (“Policy”) covering all Independent Trustees of the Fund who will have served as an Independent Trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement and are recorded as trustee fees in the financial statements.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended August 31, 2007, excluding short-term securities, were $341,640,141 and $359,386,691, respectively.

NOTE 6 — TRANSACTIONS IN WRITTEN OPTIONS

Written option activity for the Fund for the six months ended August 31, 2007 was as follows:

	Number of
	Contracts	Premium

Balance at 2/28/2007	326,900	$3,839,882
Options Written	1,937,800	22,610,364
Options Expired	(899,800)	(8,120,135)
Options Terminated in Closing Purchase Transactions	(1,057,900)	(13,398,304)

Balance at 8/31/2007	307,000	$4,931,807

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months	Year
	Ended	Ended
	August 31,	February 28,
	2007	2007

Number of Shares
Dividends reinvested	46,155	130,082

Net increase in shares outstanding	46,155	130,082

$
Dividends reinvested	$993,717	$2,700,001

Net increase	$993,717	$2,700,001

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2007. The tax composition of dividends and distributions as of the Fund’s most recent tax year-end was as follows:

Tax Year Ended December 31, 2006

Ordinary	Long-Term	Return
Income	Capital Gains	of Capital

$23,422,969	$5,157,538	$5,048,487

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2006 were:

Post-October
Unrealized	Currency Losses
Appreciation	Deferred

$29,968,895	$(2,473,353)

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For the February year-end closed-end funds, the August 31, 2007 NAV and this semi-annual report are required to reflect the effects of FIN 48. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Fund has analyzed the tax positions of the Fund. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2007, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2007, the Fund declared a quarterly dividend of:

Per Share	Declaration	Payable	Record
Amount	Date	Date	Date

$0.465	09/21/2007	10/15/2007	10/03/2007

The Fund estimates that distributions for the tax year commencing on January 1, 2007, and including the distributions listed above, will be comprised of approximately 13% net investment income. The remaining portion of the Fund’s quarterly distributions is estimated to come from the Fund’s covered-call option strategy, which for tax purposes, may be treated as a combination of long-term and short-term capital gains, and/or a return of capital. The tax character of the Fund’s covered-call option strategy is largely determined by movements in the underlying equity portfolio. Based on the current realized appreciation in the Fund’s underlying equity portfolio, the Fund estimates that the remaining approximately 87% of the distributions would be considered short-term capital gain.

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 97.7%
		Australia: 2.9%
11,081		APN News & Media Ltd.	$49,911
11,353		BHP Billiton Ltd.	356,460
6,390		Centro Properties Group	42,843
82,086		CFS Retail Property Trust	159,199
52,981		Coles Myer Ltd.	614,515
3,651		CSL Ltd.	292,990
193,260		CSR Ltd.	531,033
23,335		Foster’s Group Ltd.	120,576
335,550	**	ING Industrial Fund	735,714
1,561		Leighton Holdings Ltd.	55,802
9,940		Lion Nathan Ltd.	74,593
37,782		Macquarie Airports Management Ltd.	134,424
10,115		Macquarie Goodman Group	55,806
414,428		Macquarie Office Trust	532,725
178,749		Pacific Brands Ltd.	493,233
29,140		Qantas Airways Ltd.	133,139
15,234		Rio Tinto Ltd.	1,161,692
38,588		Santos Ltd.	420,298
272,127		Stockland	1,910,427
112,800		Suncorp-Metway Ltd.	1,856,285
34,069		Tattersall’s Ltd.	116,863
116,348		Telstra Corp., Ltd.	417,477
1,597		Wesfarmers Ltd.	50,397
3,094		Westfield Group	52,981
1,350		Woodside Petroleum Ltd.	49,867
1,853		WorleyParsons Ltd.	58,366
50,981		Zinifex Ltd.	699,946

			11,177,562

		Austria: 1.2%
659		Erste Bank der Oesterreichischen Sparkassen AG	47,852
7,492	@	Immoeast Immobilien Anlagen AG	91,815
139,730	@	Immofinanz Immobilien Anlagen AG	1,732,086
1,062		Oesterreichische Elektrizitaetswirtschafts AG	52,711
11,209		Raiffeisen International Bank Holding AG	1,620,904
14,457		Voestalpine AG	1,182,629

			4,727,997

		Belgium: 0.7%
989		D’ieteren SA	393,620
9,462		Fortis	347,035
639		Groupe Bruxelles Lambert SA	75,566
16,995		InBev NV	1,395,520
2,660		KBC Groep NV	333,823
335		Solvay SA	49,729

			2,595,293

		Bermuda: 0.4%
11,900		ACE Ltd.	687,344
8,463	@	Covidien Ltd.	337,081
8,463		Tyco International Ltd.	373,726

			1,398,151

		China: 0.0%
13,000		Tencent Holdings Ltd.	67,425

			67,425

		Denmark: 0.7%
4,800		Carlsberg A/ S	646,957
18,725		Novo-Nordisk A/ S	2,087,353

			2,734,310

		Finland: 0.6%
64,365		Nokia OYJ	2,120,413

			2,120,413

		France: 3.2%
716		Accor SA	61,166
2,304		Air France-KLM	95,356
25,915		BNP Paribas	2,720,403
658		Bouygues SA	51,612
2,583		Cie de Saint-Gobain	279,732
1,346		Credit Agricole SA	50,560
1,406		Groupe Danone	106,759
289		Lafarge SA	44,744
9,097		LVMH Moet Hennessy Louis Vuitton SA	1,012,581
484		PPR	83,482
2,706		Sanofi-Aventis	221,628
382		Schneider Electric SA	50,506
2,019		Scor SA	49,313
279		Societe Generale	44,801
9,828		Sodexho Alliance SA	645,602
31,369		Suez SA	1,781,882
2,723	@	Thomson	44,617
16,797		Total SA	1,259,669
178		Vallourec	47,350
679		Veolia Environnement	52,211
28,519		Vinci SA	2,022,055
38,992		Vivendi	1,589,450

			12,315,479

		Germany: 3.0%
1,656		Allianz AG	355,753
9,704		BASF AG	1,285,495
1,273		Commerzbank AG	52,336
2,280		DaimlerChrysler AG	203,127
18,099		Deutsche Bank AG	2,248,568
67,700		Deutsche Post AG	1,966,356
3,042		Deutsche Telekom AG	56,688
2,533		E.ON AG	425,675
4,138		Henkel KGaA — Vorzug	214,167
1,660	@	KarstadtQuelle AG	45,747
3,551		Merck KGaA	455,904
3,865		Metro AG	333,138
299		Muenchener Rueckversicherungs AG	51,769
13,818		RWE AG	1,554,623
4,877		Salzgitter AG	965,865
4,317		Siemens AG	542,789
883		ThyssenKrupp AG	51,689
3,159		Volkswagen AG	654,148

			11,463,837

		Greece: 0.1%
1,848		Hellenic Exchanges SA Holding Clearing Settlement and Registry	50,926
9,036		Hellenic Telecommunications Organization SA	294,558

			345,484

		Hong Kong: 0.3%
41,000	@	Hutchison Telecommunications International Ltd.	53,592
5,000		Hutchison Whampoa Ltd.	49,723
91,000		Johnson Electric Holdings	47,381
39,500		Kingboard Chemicals Holdings	233,161
148,000		Melco International Development	224,795
45,000		Noble Group Ltd.	49,285
4,000		Orient Overseas International Ltd.	43,339
87,000		PCCW Ltd.	52,887
62,500		Shui On Land Ltd.	66,180

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Hong Kong (continued)
5,000		Sun Hung Kai Properties Ltd.	$66,673
38,000		Techtronic Industries Co.	42,880
13,000		Television Broadcasts Ltd.	79,388
15,500		Yue Yuen Industrial Holdings	46,766

			1,056,050

		Ireland: 0.4%
62,988		Allied Irish Banks PLC	1,610,357

			1,610,357

		Italy: 2.3%
48,368	@	Banco Popolare Scarl	1,209,727
70,125		ENI S.p.A.	2,422,232
29,157		Finmeccanica S.p.A.	856,860
2,140		Italcementi S.p.A.	53,065
126,127		Parmalat S.p.A	456,428
496,722		Telecom Italia S.p.A.	1,404,920
23,813		Telecom Italia S.p.A. RNC	53,470
297,526		UniCredito Italiano S.p.A.	2,555,876

			9,012,578

		Japan: 9.5%
2,800		Aeon Co., Ltd.	38,241
5,500		Aeon Mall Co., Ltd.	165,619
4,000		Ajinomoto Co., Inc.	50,465
14,000		All Nippon Airways Co., Ltd.	55,851
10,000		Amada Co., Ltd.	107,999
3,300		Aoyama Trading Co., Ltd.	88,920
7,000		Asahi Kasei Corp.	52,514
16,300		Astellas Pharma, Inc.	755,558
54,000		Bank of Yokohama Ltd.	384,120
24,900		Canon Sales Co., Inc.	486,516
32,600		Canon, Inc.	1,860,791
8,000		Chiba Bank Ltd.	64,477
154,000		COMSYS Holdings Corp.	1,725,741
8,000		Daicel Chemical Industries Ltd.	56,454
7,500		Daifuku Co., Ltd.	88,133
5,000		Daimaru, Inc.	76,172
1,100		Daito Trust Construction Co., Ltd.	51,843
188		East Japan Railway Co.	1,498,270
4,100		EDION Corp.	43,399
2,100		FamilyMart Co., Ltd.	54,057
5,100		Fast Retailing Co., Ltd.	299,776
13,000		Fuji Electric Holdings Co., Ltd.	56,354
7,600		Fuji Photo Film Co., Ltd.	327,369
15,000		Fujikura Ltd.	89,229
9,000		Furukawa Electric Co., Ltd.	42,728
770		Hakuhodo DY Holdings, Inc.	53,551
1,200		Hikari Tsushin, Inc.	34,894
9,000		Hiroshima Bank Ltd.	51,290
18,000		Hitachi Cable Ltd.	104,857
23,600		Hitachi Chemical Co., Ltd.	481,421
24,900		Hitachi High-Technologies Corp.	582,423
29,100		Honda Motor Co., Ltd.	956,458
46		Inpex Holdings, Inc.	420,032
9,000		Joyo Bank Ltd.	49,370
2,700		JS Group Corp.	53,517
7,500		Jtekt Corp.	119,165
13,000		Kajima Corp.	54,115
4,000		Kawasaki Kisen Kaisha Ltd.	51,452
141		KDDI Corp.	1,087,485
10,000		Keisei Electric Railway Co., Ltd.	54,862
2,000		Keyence Corp.	444,047
31,000		Kobe Steel Ltd.	112,730
2,500		Komatsu Ltd.	76,809
7,100		Komori Corp.	166,652
3,500		Konica Minolta Holdings, Inc.	54,741
41,000		Kubota Corp.	319,599
2,100		Kyushu Electric Power Co., Inc.	56,040
1,500		Lawson, Inc.	49,822
53,000		Matsushita Electric Industrial Co., Ltd.	923,844
5,000		Matsushita Electric Works Ltd.	61,078
9,000		Meiji Dairies Corp.	50,105
8,000		Minebea Co., Ltd.	48,816
6,000		Mitsubishi Electric Corp.	70,357
21,000		Mitsubishi Gas Chemical Co., Inc.	176,877
18		Mitsubishi UFJ Financial Group, Inc.	172,554
7,000		Mitsui Chemicals, Inc.	63,364
2,000		Mitsui Fudosan Co., Ltd.	52,322
101,000		Mitsui Mining & Smelting Co., Ltd.	411,437
5,000		Mitsui OSK Lines Ltd.	73,448
375		Mizuho Financial Group, Inc.	2,356,954
6,000		NHK Spring Co., Ltd.	53,759
500		Nintendo Co., Ltd.	230,136
3,000		Nippon Electric Glass Co., Ltd.	43,607
6,000		Nippon Shokubai Co., Ltd.	53,284
19,000		Nippon Yusen KK	187,354
16,000		Nishi-Nippon City Bank Ltd.	50,217
4,900		Nissan Motor Co., Ltd.	46,809
4,000		Nisshinbo Industries, Inc.	49,069
1,700		Nissin Food Products Co., Ltd.	54,029
2,700		Nomura Holdings, Inc.	47,669
5,000		NSK Ltd.	42,837
37		NTT DoCoMo, Inc.	56,402
280		Obic Co., Ltd.	55,344
4,000		Onward Kashiyama Co., Ltd.	47,342
2,200		ORIX Corp.	467,087
4,000		Ricoh Co., Ltd.	88,044
2,000		Rinnai Corp.	62,295
4,700		Sankyo Co., Ltd.	193,804
32,000	@	Sanyo Electric Co., Ltd.	49,714
9		Sapporo Hokuyo Holdings, Inc.	96,245
3,600		Sega Sammy Holdings, Inc.	54,666
20,000		Sekisui House Ltd.	260,114
50,100		Seven & I Holdings Co., Ltd.	1,335,846
700		Shin-Etsu Chemical Co., Ltd.	50,608
2,100		Shinko Electric Industries	46,404
11,000		Shinko Securities Co., Ltd.	52,357
5,000		Shizuoka Bank Ltd.	52,302
15,000		Showa Denko KK	54,624
6,300		SMC Corp.	836,894
2,200		Stanley Electric Co., Ltd.	48,078
10,000		Sumitomo Bakelite Co., Ltd.	63,674
14,000		Sumitomo Chemical Co., Ltd.	104,512
7,000		Sumitomo Electric Industries Ltd.	111,254
61,000		Sumitomo Metal Mining Co., Ltd.	1,207,037
270		Sumitomo Mitsui Financial Group, Inc.	2,129,759
21,000		Sumitomo Osaka Cement Co., Ltd.	51,632
4,400		Sumitomo Rubber Industries, Inc.	48,676
600		Sumitomo Titanium Corp.	46,939
51,000		Sumitomo Trust & Banking Co., Ltd.	421,004
4,000		Suruga Bank Ltd.	52,602
2,000		Taiyo Yuden Co., Ltd.	40,063
104,000		Tanabe Seiyaku Co., Ltd.	1,254,801
700		TDK Corp.	59,856
10,000		Teijin Ltd.	49,957
9,700		THK Co., Ltd.	198,525
21,000		Tobu Railway Co., Ltd.	94,432
2,300		Tohoku Electric Power Co., Inc.	54,883
1,600		Tokyo Electric Power Co., Inc.	41,964
25,200		Tokyo Electron Ltd.	1,803,887
290,000		Tokyo Gas Co., Ltd.	1,440,845
8,000		Tokyu Corp.	49,889
3,300		Toyo Seikan Kaisha Ltd.	62,722
2,100		Toyota Boshoku Corp.	63,937
43,500		Toyota Motor Corp.	2,519,039

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
4,000		UNY Co., Ltd.	$34,899
12,200		Ushio, Inc.	237,689
2,930		USS Co., Ltd.	197,306
23,000		Yaskawa Electric Corp.	280,578
48,000		Zeon Corp.	485,671

			36,392,056

		Luxembourg: 0.6%
36,227		Arcelor Mittal	2,386,644

			2,386,644

		Netherlands: 1.9%
2,870		Aegon NV	52,357
2,186	@	ASML Holding NV	64,841
42,806	@	Koninklijke Ahold NV	573,670
6,943		Koninklijke Philips Electronics NV	274,487
69,443		Royal Dutch Shell PLC — Class A	2,698,340
50,678		Royal Dutch Shell PLC — Class B	1,976,202
54,819		Unilever NV	1,679,552

			7,319,449

		New Zealand: 0.1%
57,578		Contact Energy Ltd.	369,607
49,340		Vector Ltd.	88,311

			457,918

		Norway: 0.3%
1,450		Norsk Hydro ASA	53,410
3,790	@	Petroleum Geo-Services ASA	89,039
36,950		Statoil ASA	1,063,111
3,000	@	Telenor ASA	55,388
2,500	@	TGS Nopec Geophysical Co. ASA	42,841

			1,303,789

		Singapore: 0.7%
39,000		ComfortDelgro Corp., Ltd.	50,040
123,000		DBS Group Holdings Ltd.	1,616,540
115,000		Neptune Orient Lines Ltd.	369,287
26,000		Parkway Holdings Ltd.	67,694
54,000		Singapore Press Holdings Ltd.	153,965
66,000		United Overseas Land Ltd.	216,021
91,000		Wing Tai Holdings Ltd.	207,833

			2,681,380

		Spain: 1.3%
1,748		Abertis Infraestructuras SA	53,067
197		Acciona Sa	49,439
1,963		Acerinox SA	49,415
827		Acs Actividades Cons Y Serv	45,517
10,421		Banco Bilbao Vizcaya Argentaria SA	240,821
35,696		Banco Santander Central Hispano SA	652,166
14,461		Gas Natural SDG SA	770,973
496		Grupo Ferrovial	43,549
953		Iberdrola SA	52,861
1,340		Repsol YPF SA	48,286
125,927		Telefonica SA	3,131,519

			5,137,613

		Sweden: 1.1%
39,400		Atlas Copco AB — Class B	626,405
7,550		Boliden AB	159,150
900		Hennes & Mauritz AB	50,882
48,400		Nordea Bank AB	739,461
5,400		Scania AB — B Shares	126,005
1,500		Skandinaviska Enskilda Banken AB	45,449
2,400		SKF AB — B Shares	49,175
2,400		SSAB Svenskt Staal AB	75,706
3,000		Svenska Cellulosa AB — B Shares	52,167
11,200		Svenska Handelsbanken AB	312,160
111,950		Volvo AB	1,941,473

			4,178,033

		Switzerland: 3.4%
2,661		ABB Ltd.	65,709
37,168		Credit Suisse Group	2,439,268
486		Holcim Ltd.	52,698
421		Kuoni Reisen Holding	212,765
2,854		Nestle SA	1,243,889
14,385		Novartis AG	758,304
2,117	@	OC Oerlikon Corp. AG	684,638
12,886		Roche Holding AG	2,244,676
8,361		Schindler Holding AG	512,835
76,287		STMicroelectronics NV	1,325,431
926		Swatch Group AG — REG	52,183
8,787		Swiss Reinsurance	741,377
11,190		UBS AG — Reg	585,908
2,864		Xstrata PLC	168,506
7,196		Zurich Financial Services AG	2,066,694

			13,154,881

		United Kingdom: 8.8%
59,341		3I Group PLC	1,265,548
19,615		Aegis Group PLC	52,348
3,993		Amvescap PLC	48,738
3,506		Anglo American PLC	201,281
20,662		ARM Holdings PLC	61,609
34,096		AstraZeneca PLC	1,680,369
3,588		Aviva PLC	51,399
27,773		Barclays PLC	344,263
1,789		Bellway PLC	45,964
5,979	@	Berkeley Group Holdings PLC	194,345
95,504		BHP Billiton PLC	2,800,631
172,798		BP PLC	1,941,888
120,719	@	British Airways PLC	1,036,645
3,132		British American Tobacco PLC	103,911
5,131		British Energy Group PLC	48,133
257,088		BT Group PLC	1,639,532
6,901		Carnival PLC	306,663
146,822		Compass Group PLC	964,867
94,290		Daily Mail & General Trust	1,293,068
4,184		Davis Service Group PLC	49,956
4,081		Diageo PLC	87,276
4,196		Enterprise Inns PLC	54,697
13,804		First Choice Holidays PLC	82,712
27,361		FKI PLC	58,471
6,589		GKN PLC	49,060
40,127		GlaxoSmithKline PLC	1,047,178
40,994		HBOS PLC	728,702
102,706		HSBC Holdings PLC	1,857,111
47,304		Imperial Tobacco Group PLC	2,140,574
179,767		International Power PLC	1,469,288
16,525		J Sainsbury PLC	184,996
12,017		Kingfisher PLC	50,657
6,386		Ladbrokes PLC	56,272
572,731		Legal & General Group PLC	1,680,024
8,535		Lloyds TSB Group PLC	93,945
60,076		London Stock Exchange Group PLC	1,658,282
4,090		Marks & Spencer Group PLC	51,699
21,795		Misys PLC	101,838
3,594		National Grid PLC	53,861
1,321		Next PLC	51,633
2,197		Persimmon PLC	51,445
13,316		Premier Farnell PLC	48,999
4,118		Punch Taverns PLC	91,577
13,627		Rank Group PLC	46,090
1,777		Reckitt Benckiser PLC	96,897
3,803		Resolution PLC	47,503
10,811		Rio Tinto PLC	746,765
118,379	@	Rolls-Royce Group PLC	1,223,104

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
183,823		Royal Bank of Scotland Group PLC	$2,136,053
1,760		Scottish & Southern Energy PLC	50,432
13,588		Smith & Nephew PLC	160,086
6,281		SSL International PLC	56,009
8,408		Standard Life PLC	51,045
48,317		Tate & Lyle PLC	551,619
7,087		Taylor Woodrow PLC	49,815
1,857		Travis Perkins PLC	67,039
38,636		Unilever PLC	1,220,982
3,795		United Utilities PLC	53,037
386,326		Vodafone Group PLC	1,248,473
4,135		William Hill PLC	51,461
4,075		Wolseley PLC	85,635

			33,823,500

		United States: 54.2%
7,700		3M Co.	700,623
14,700		Abbott Laboratories	763,077
6,300	@	Adobe Systems, Inc.	269,325
7,800	@	Advanced Micro Devices, Inc.	101,400
5,400		Aetna, Inc.	274,914
1,700	@	Affiliated Computer Services, Inc.	85,051
3,900	@	Agilent Technologies, Inc.	141,960
1,200		Air Products & Chemicals, Inc.	108,012
3,100	@	Akamai Technologies, Inc.	99,882
14,300		Alcoa, Inc.	522,379
1,000		Allegheny Technologies, Inc.	99,390
1,600		Allergan, Inc.	96,016
26,000		Allstate Corp.	1,423,500
5,900		Alltel Corp.	402,734
34,500		Altria Group, Inc.	2,394,645
7,300	@	Amazon.com, Inc.	583,343
5,000		American Express Co.	293,100
38,100		American International Group, Inc.	2,514,600
18,100		AmerisourceBergen Corp.	866,085
14,700	@	Amgen, Inc.	736,617
2,100		Anadarko Petroleum Corp.	102,858
5,600		Anheuser-Busch Cos., Inc.	276,640
1,700	@	Apollo Group, Inc. — Class A	99,739
13,600	@	Apple, Inc.	1,883,328
12,700		Applied Materials, Inc.	271,272
4,500		Archer-Daniels-Midland Co.	151,650
8,200		Ashland, Inc.	490,278
92,937		AT&T, Inc.	3,705,398
10,900	@	Autodesk, Inc.	504,888
4,600	@	Autozone, Inc.	557,934
7,300	@	Avaya, Inc.	122,859
3,000		Avon Products, Inc.	103,050
2,600		Baker Hughes, Inc.	218,036
115,500	( 1/4)	Bank of America Corp.	5,853,540
13,581		Bank of New York Mellon Corp.	549,080
8,200		Baxter International, Inc.	449,032
1,300		Becton Dickinson & Co.	100,022
6,300		Best Buy Co., Inc.	276,885
10,200	@	Big Lots, Inc.	303,654
4,800	@	Biogen Idec, Inc.	306,336
7,300		Black & Decker Corp.	633,275
18,900	@	BMC Software, Inc.	578,718
8,300		Boeing Co.	802,610
13,700	@	Boston Scientific Corp.	175,771
39,900		Bristol-Myers Squibb Co.	1,163,085
4,900	@	Broadcom Corp.	169,050
2,100		Burlington Northern Santa Fe Corp.	170,415
36,800		CA, Inc.	926,992
2,900		Cardinal Health, Inc.	198,302
2,300		Carnival Corp.	104,857
7,000		Caterpillar, Inc.	530,390
5,500	@	Celgene Corp.	353,155
14,700		CenturyTel, Inc.	705,306
2,000		CH Robinson Worldwide, Inc.	98,080
5,400		Charles Schwab Corp.	106,920
52,400	S	Chevron Corp.	4,598,624
24,000		Chubb Corp.	1,227,120
6,800		Cigna Corp.	351,424
123,200	@	Cisco Systems, Inc.	3,932,544
68,700	( 1/4)	Citigroup, Inc.	3,220,656
2,800	@	Citrix Systems, Inc.	101,780
8,300		Clear Channel Communications, Inc.	309,258
900		Cme Group, Inc.	499,320
17,500	@	Coach, Inc.	779,275
20,200		Coca-Cola Co.	1,086,356
1,900	@	Cognizant Technology Solutions Corp.	139,669
6,400		Colgate-Palmolive Co.	424,448
27,400	@	Comcast Corp. — Class A	714,866
13,100		Comerica, Inc.	730,718
10,800	@	Computer Sciences Corp.	604,260
35,200		ConocoPhillips	2,882,528
22,900	@	Convergys Corp.	383,575
23,000		Corning, Inc.	537,510
23,700		Costco Wholesale Corp.	1,463,475
9,500		Countrywide Financial Corp.	188,575
6,800	@	Coventry Health Care, Inc.	390,116
2,400		CR Bard, Inc.	200,136
3,000		CSX Corp.	123,000
5,400		Cummins, Inc.	639,468
17,800		CVS Caremark Corp.	673,196
5,700	@	Dean Foods Co.	153,102
800		Deere & Co.	108,848
61,200	@	Dell, Inc.	1,728,900
1,300		Devon Energy Corp.	97,903
8,400	@	Discover Financial Services	194,376
1,200		Dominion Resources, Inc.	102,216
7,200		Dow Chemical Co.	306,936
5,400		Duke Energy Corp.	99,036
11,200	@	Dynegy, Inc. — Class A	90,608
8,400		Eastman Kodak Co.	224,028
12,500		Eaton Corp.	1,177,750
15,000	@	eBay, Inc.	511,500
2,400		Ecolab, Inc.	99,984
32,400		Edison International	1,707,804
2,100		EI DuPont de Nemours & Co.	102,375
7,800		El Paso Corp.	123,786
3,600	@	Electronic Arts, Inc.	190,584
27,800		Electronic Data Systems Corp.	636,342
9,400		Eli Lilly & Co.	539,090
3,500		Embarq Corp.	218,470
28,800	@	EMC Corp.	566,208
1,800		ENSCO International, Inc.	97,596
23,500		Entergy Corp.	2,435,070
5,400		Estee Lauder Cos., Inc.	224,586
5,500		Exelon Corp.	388,685
107,400	( 1/4)	ExxonMobil Corp.	9,207,402
17,400		Family Dollar Stores, Inc.	509,472
10,700		Fannie Mae	702,027
2,400		FedEx Corp.	263,232
12,700		First Data Corp.	421,894
72,300		Ford Motor Co.	564,663
12,900	@	Forest Laboratories, Inc.	485,427
2,200		Freddie Mac	135,542
6,300		Freeport-McMoRan Copper & Gold, Inc.	550,746
18,300		General Dynamics Corp.	1,437,648
144,822		General Electric Co.	5,629,236
31,700		General Mills, Inc.	1,771,396
6,300		General Motors Corp.	193,662
28,400		Genworth Financial, Inc.	823,032
2,600	@	Genzyme Corp.	162,266
11,700	@	Gilead Sciences, Inc.	425,529
11,500		Goldman Sachs Group, Inc.	2,024,115
3,300	@	Google, Inc. — Class A	1,700,325

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United States (continued)
34,281		Halliburton Co.	$1,185,780
11,700		Harley-Davidson, Inc.	629,343
1,100		Harman International Industries, Inc.	124,729
3,100		Harrah’s Entertainment, Inc.	265,887
12,106		Hartford Financial Services Group, Inc.	1,076,344
1,800		Hess Corp.	110,466
52,800		Hewlett-Packard Co.	2,605,680
6,200		Hilton Hotels Corp.	284,890
8,000		HJ Heinz Co.	360,720
23,900		Home Depot, Inc.	915,609
3,800		Honeywell International, Inc.	213,370
5,300	@	Humana, Inc.	339,677
9,800	@	IAC/ InterActiveCorp.	272,342
1,900		Illinois Tool Works, Inc.	110,523
85,800		Intel Corp.	2,209,350
30,400	( 1/4)	International Business Machines Corp.	3,547,376
3,000		International Game Technology	114,510
6,000		ITT Corp.	407,940
11,900		JC Penney Co., Inc.	818,244
76,600	( 1/4)	Johnson & Johnson	4,733,114
900		Johnson Controls, Inc.	101,790
84,700		JP Morgan Chase & Co.	3,770,844
8,300	@	Juniper Networks, Inc.	273,236
12,900		KB Home	391,386
6,500		Kimberly-Clark Corp.	446,485
21,600	@	King Pharmaceuticals, Inc.	324,648
12,800		KLA-Tencor Corp.	735,616
8,400		Kraft Foods, Inc.	269,304
5,900		Lehman Brothers Holdings, Inc.	323,497
11,000	@	Lexmark International, Inc.	409,860
17,000		Lockheed Martin Corp.	1,685,380
15,900		Lowe’s Cos., Inc.	493,854
3,000		Macy’s, Inc.	95,160
26,400		Marathon Oil Corp.	1,422,696
48,400		Masco Corp.	1,259,368
25,000		Mattel, Inc.	540,750
38,500		McDonald’s Corp.	1,896,125
5,500		McGraw-Hill Cos., Inc.	277,530
9,800		McKesson Corp.	560,658
1,900	@	Medco Health Solutions, Inc.	162,355
12,500		Medtronic, Inc.	660,500
1,800	@	MEMC Electronic Materials, Inc.	110,556
32,200		Merck & Co., Inc.	1,615,474
13,900		Merrill Lynch & Co., Inc.	1,024,430
27,000		Metlife, Inc.	1,729,350
121,000		Microsoft Corp.	3,476,330
5,300		Monsanto Co.	369,622
27,100		Morgan Stanley	1,690,227
28,900		Motorola, Inc.	489,855
16,900		Mylan Laboratories	255,190
1,500	@	National Oilwell Varco, Inc.	192,000
8,400		National Semiconductor Corp.	221,088
18,400	@	Network Appliance, Inc.	512,624
7,600		Newmont Mining Corp.	321,176
18,200		News Corp. — Class A	368,186
3,800		Noble Corp.	186,428
2,100		Nordstrom, Inc.	101,010
2,700		Norfolk Southern Corp.	138,267
22,900	@	Novell, Inc.	170,376
12,600		Nucor Corp.	666,540
4,000	@	Nvidia Corp.	204,640
14,000		Occidental Petroleum Corp.	793,660
20,100		Omnicom Group	1,023,693
53,600	@	Oracle Corp.	1,087,008
10,200		Paccar, Inc.	872,610
19,600	@	Pactiv Corp.	573,300
11,800		Parker Hannifin Corp.	1,268,146
4,000		Peabody Energy Corp.	170,040
19,000		Pepsi Bottling Group, Inc.	657,210
13,800		PepsiCo, Inc.	938,814
94,700		Pfizer, Inc.	2,352,348
6,400		Polo Ralph Lauren Corp.	483,456
2,200		PPG Industries, Inc.	161,370
2,000		PPL Corp.	96,520
1,300		Praxair, Inc.	98,358
700		Precision Castparts Corp.	91,217
72,600		Procter & Gamble Co.	4,741,506
17,700		Prudential Financial, Inc.	1,589,106
13,600		Public Service Enterprise Group, Inc.	1,155,864
32,000		Qualcomm, Inc.	1,276,480
57,600	@	Qwest Communications International, Inc.	515,520
13,100		RadioShack Corp.	311,387
29,300		Raytheon Co.	1,797,262
39,800		Regions Financial Corp.	1,245,740
3,100		Robert Half International, Inc.	99,014
1,500		Rockwell Automation, Inc.	105,690
5,700	@	Sandisk Corp.	319,542
35,700		Schering-Plough Corp.	1,071,714
17,500		Schlumberger Ltd.	1,688,750
1,000	@	Sears Holding Corp.	143,560
12,600		Sigma-Aldrich Corp.	564,480
5,900		SLM Corp.	296,652
8,300		Snap-On, Inc.	406,534
29,100		Sprint Nextel Corp.	550,572
3,400	@	St. Jude Medical, Inc.	148,138
5,400	@	Starbucks Corp.	148,770
1,500		State Street Corp.	92,040
2,200		Stryker Corp.	146,960
24,400		Sun Microsystems, Inc.	130,784
28,000	@	Symantec Corp.	526,680
10,200		Target Corp.	672,486
10,100	@	Tellabs, Inc.	106,555
1,800		Temple-Inland, Inc.	99,144
25,800	@	Teradyne, Inc.	384,162
1,300	@	Terex Corp.	103,844
13,700		Texas Instruments, Inc.	469,088
2,000	@	Thermo Electron Corp.	108,460
34,400		Time Warner, Inc.	652,912
9,900		TJX Cos., Inc.	301,851
3,000	@	Transocean, Inc.	315,270
21,600		Travelers Cos., Inc.	1,091,664
7,900		TXU Corp.	532,460
8,463	@	Tyco Electronics Ltd.	295,105
1,700		Union Pacific Corp.	189,669
14,100		United Parcel Service, Inc. — Class B	1,069,626
4,600		United States Steel Corp.	434,608
33,800		United Technologies Corp.	2,522,494
28,800		UnitedHealth Group, Inc.	1,440,288
14,800		UST, Inc.	729,344
13,900		Valero Energy Corp.	952,289
2,400	@	Varian Medical Systems, Inc.	96,936
38,200		Verizon Communications, Inc.	1,599,816
4,300	@	Viacom — Class B	169,678
1,100		Vulcan Materials Co.	99,011
36,800		Wachovia Corp.	1,802,464
6,600		Walgreen Co.	297,462
31,200		Wal-Mart Stores, Inc.	1,361,256
64,400		Walt Disney Co.	2,163,840
37,400		Washington Mutual, Inc.	1,373,328
3,600		Waste Management, Inc.	135,612
3,500	@	Weatherford International Ltd.	204,330
8,900	@	WellPoint, Inc.	717,251
84,800		Wells Fargo & Co.	3,098,592
12,600		Wendy’s International, Inc.	414,414
7,800		Western Union Co.	146,874
5,000		Whole Foods Market, Inc.	221,300
3,200		Williams Cos., Inc.	99,200
8,800		Wyeth	407,440
1,900		XTO Energy, Inc.	103,284

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

		United States (continued)
15,100	@	Yahoo!, Inc.	$343,223
1,500	@	Zimmer Holdings, Inc.	117,495

			208,310,277

		Total Common Stock (Cost $368,093,154)	375,770,476

REAL ESTATE INVESTMENT TRUSTS: 0.5%
		France: 0.0%
312		Gecina SA	50,985

			50,985

		United Kingdom: 0.0%
3,833		British Land Co. PLC	100,271

			100,271

		United States: 0.5%
3,640		Archstone-Smith Trust	214,032
2,000		Boston Properties, Inc.	200,140
2,500		Equity Residential	100,600
5,000		General Growth Properties, Inc.	248,550
2,600		Kimco Realty Corp.	111,332
5,900		Prologis	354,944
1,400		Public Storage, Inc.	106,092
3,300		Simon Property Group, Inc.	313,236

			1,648,926

		Total Real Estate Investment Trusts (Cost $1,853,178)	1,800,182

PREFERRED STOCK: 1.0%
		Germany: 1.0%
638		Porsche AG	1,140,890
9,194		RWE AG	933,362
14,537		Volkswagen AG	1,808,139

			3,882,391
		Total Preferred Stock (Cost $2,710,841)	3,882,391

		Total Long-Term Investments (Cost $372,657,173)	381,453,049

SHORT-TERM INVESTMENTS: 0.9%
		United States: 0.8%
3,300,000	**,S	ING Institutional Prime Money Market Fund	$3,300,000

		(Cost $3,300,000)	3,300,000

Principal
Amount		Value

	Repurchase Agreement: 0.1%
$352,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $352,205 to be received upon repurchase (Collateralized by $365,000 Federal National Mortgage Association, Discount Note, Market Value $361,971, due 10/31/07)	$352,000

	Total Repurchase Agreement (Cost $352,000)	352,000

	Total Short-Term Investments (Cost $3,652,000)	3,652,000

Total Investments in Securities (Cost $376,309,173)*	100.1%	$385,105,049
Other Assets and Liabilities-Net	(0.1)	(411,886)

Net Assets	100.0%	$384,693,163

@	Non-income producing security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
**	Investment in affiliate
( 1/4)	All or a portion of this security is segregated as collateral for written options.
*	Cost for federal income tax purposes is $376,841,381.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$24,323,195
Gross Unrealized Depreciation	(16,059,527)

Net Unrealized Appreciation	$8,263,668

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Advertising	0.3%
Aerospace/Defense	2.7
Agriculture	1.4
Airlines	0.3
Apartments	0.1
Apparel	0.4
Auto Manufacturers	2.4
Auto Parts & Equipment	0.1
Banks	11.1
Beverages	1.4
Biotechnology	0.5
Building Materials	0.7
Chemicals	1.4
Coal	0.0
Commercial Services	0.4
Computers	3.5
Cosmetics/ Personal Care	1.4
Distribution/ Wholesale	0.3
Diversified	0.0
Diversified Financial Services	5.2
Electric	3.5
Electrical Components & Equipment	0.2
Electronics	0.5
Engineering & Construction	1.1
Entertainment	0.1
Environmental Control	0.0
Food	2.4
Food Service	0.4
Forest Products & Paper	0.0
Gas	0.6
Hand/ Machine Tools	0.7
Healthcare — Products	1.9
Healthcare — Services	0.8
Holding Companies — Diversified	0.4
Home Builders	0.3
Home Furnishings	0.3
Household Products/ Wares	0.3
Insurance	4.6
Internet	1.1
Iron/ Steel	1.6
Leisure Time	0.4
Lodging	0.2
Machinery — Construction & Mining	0.3
Machinery — Diversified	0.9
Media	2.0
Metal Fabricate/ Hardware	0.1
Mining	2.5
Miscellaneous Manufacturing	2.9
Office Property	0.1
Office/ Business Equipment	0.5
Oil & Gas	8.6
Oil & Gas Services	0.9
Packaging & Containers	0.2
Pharmaceuticals	5.5
Pipelines	0.1
Real Estate	1.6
Regional Malls	0.2
Retail	4.0
Savings & Loans	0.4
Semiconductors	2.3
Shopping Centers	0.0
Software	2.0
Storage	0.0
Telecommunications	6.8
Textiles	0.0
Toys/ Games/ Hobbies	0.2
Transportation	1.7
Venture Capital	0.3
Warehouse/ Industrial	0.1
Water	0.0
Short-Term Investments	0.9
Other Assets and Liabilities — Net	(0.1)

Net Assets	100.0%

Written Call Options

# of			Expiration	Strike	Premiums
Contracts	Counterparty	Description	Date	Price/Rate	Received	Value

212,000	Goldman Sachs	Nikkei 225 Index	09/04/07	17,568.32 JPY	$562,308	$(11,164)
6,200	Deutsche Bank, AG	Dow Jones Euro Stoxx 50	09/04/07	4,371.72 EUR	749,012	(97,424)
3,000	Merrill Lynch	FTSE 100 Index	09/04/07	6,410.18 GBP	716,158	(100,841)
85,800	UBS AG	S&P 500® Index	09/17/07	1,467.45 USD	2,904,329	(2,527,669)

					$4,931,807	$(2,737,098)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on August 31, 2007

	Number	Notional		Unrealized
	of	Market	Expiration	Appreciation/
Contract Description	Contracts	Value ($)	Date	(Depreciation)

Long Contracts
S&P 500	8	2,953,400	09/20/07	$(127,439)
S&P 500	3	1,117,125	12/20/07	9,627

				$(117,812)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

At August 31, 2007 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

				In		Unrealized
			Settlement	Exchange		Appreciation/
Currency		Buy/Sell	Date	For USD	Value	(Depreciation)

Australia Dollars AUD	12,200,000	Sell	11/9/07	10,424,900	$9,963,578	$461,322
Switzerland Francs CHF	14,600,000	Sell	11/9/07	12,176,306	12,149,738	26,568
EURO EUR	47,900,000	Sell	11/9/07	65,634,017	65,429,122	204,895
British Pound Sterling GBP	18,500,000	Sell	11/9/07	37,529,100	37,246,327	282,773
Japanese Yen JPY	4,270,000,000	Sell	11/9/07	36,296,252	37,243,141	(946,889)

						$28,669

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

Supplemental Option Information

Supplemental Call Option Statistics as of August 31, 2007
% of Total Net Assets against which calls written	61%
Average Days to Expiration	7 days
Average Call Moneyness* at time written	ATM
Premium received for calls	$4,931,807 million
Value of calls	$(2,737,098) million

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND (UNAUDITED)

A special meeting of shareholders was held June 13, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of the matter voted upon as well as the result is outlined below:

ING Global Advantage and Premium Opportunity Fund, Class II Trustees

To elect three Class II Trustees to represent the interests of the holders of Common Shares of the Fund until the election and qualification of their successors.(1)

			Shares voted
		Shares	against or	Shares	Total
	Proposal	voted for	withheld	abstained	Shares Voted

Class II Trustees	John V. Boyer	15,823,792.000	152,796.000	—	15,976,588.000
	Patricia W. Chadwick	15,827,338.000	149,250.000	—	15,976,588.000
	Sheryl K. Pressler	15,826,357.000	150,231.000	—	15,976,588.000

(1) The proposal passed at this meeting.

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund. Effective April 27, 2007, Mary Ann Fernandez retired from ING IM.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

It is contemplated that the Fund will pay quarterly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Market Purchases and will invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2007 DIVIDENDS:

DECLARATION	EX-DIVIDEND	PAYABLE
DATE	DATE	DATE

March 23, 2007	April 2, 2007	April 16, 2007
June 22, 2007	July 2, 2007	July 16, 2007
September 21, 2007	October 1, 2007	October 15, 2007
December 21, 2007	December 27, 2007	January 15, 2008

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGA).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2007 was 16,223, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on August 3, 2007 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

The Bank of New York Mellon Corporation
101 Barclay Street (11E)
New York, New York 10286

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

PRSAR-UIGA (0807-102007)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	November 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	November 2, 2007

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 2, 2007